CONDENSED CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit after tax	£ 730	£ 544
Taxation charge	230	320
Net finance costs	181	36
Depreciation of property, plant and equipment and right of use assets	98	82
Amortisation of intangible assets	54	50
Impairment and assets written off, net of reversals	6	23
Loss/(gain) on sale of intangible assets, property, plant and equipment and businesses	7	(3)
Other non-cash movements	31	6
Decrease in pension and other provisions	(7)	(44)
Changes in working capital:
Increase in inventories	(194)	(153)
Increase in trade receivables	(159)	(92)
Increase in trade payables	103	144
Net change in other receivables and payables	(97)	(95)
Taxation paid	(234)	(138)
Net cash inflow from operating activities	749	680
Cash flows from investing activities
Purchase of property, plant and equipment	(122)	(78)
Proceeds from sale of property, plant, and equipment		1
Purchase of intangible assets	(22)	(14)
Proceeds from sale of intangible assets	11	3
Purchase of businesses, net of cash acquired	(71)
Loans to related parties		(9,211)
Proceeds from settlement of amounts invested with GSK finance companies		700
Interest received	16	12
Net cash outflow from investing activities	(188)	(8,587)
Cash flows from financing activities
Payment of lease liabilities	(25)	(17)
Interest paid	(220)	(4)
Dividends paid to shareholders	(222)	(873)
Distributions to non-controlling interests	(43)	(47)
Contribution from parent		18
Repayment of borrowings	(245)	(11)
Proceeds from borrowings	156	9,241
Other financing cash flows	(79)	239
Net cash (outflow)/inflow from financing activities	(678)	8,546
(Decrease)/increase in cash and cash equivalents and bank overdrafts	(117)	639
Cash and cash equivalents and bank overdrafts at the beginning of the period	611	406
Exchange adjustments	(33)	22
Cash and cash equivalents and bank overdrafts at the end of the period	461	1,067
Cash and cash equivalents and bank overdrafts at the end of the period comprise:
Cash and cash equivalents	490	1,334
Overdrafts	(29)	(267)
Cash and cash equivalents and bank overdrafts at the end of the period	£ 461	£ 1,067